Schedule of expected contributions to the defined benefit plan in future years (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 207,971	₨ 142,984
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	38,223	27,720
Year 2 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	20,575	17,335
Year 3 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	17,779	14,401
Year 4 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	16,376	12,037
Year 5 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	13,763	9,501
Year 6-10 [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	40,932	28,428
Year above ten [Member]
IfrsStatementLineItems [Line Items]
Total expected payments	₨ 60,323	₨ 33,562